Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	38,769,702
Proposed Maximum Offering Price per Unit	0.54
Maximum Aggregate Offering Price	$ 20,935,639.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,891.21
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the sum of (i) up to 25,750,054 shares of Common Stock, which represents 150% of the aggregate number of shares of Common Stock issuable upon the exercise of additional warrants to purchase 17,166,703 shares of Common Stock (the "Series D Warrants") initially issued to institutional investors in a private placement transaction, which closed on September 22, 2025, and such shares of Common Stock being registered herein representing the unexercised portion of such Series D Warrants and (ii) up to 13,019,648 shares of Common Stock, which represents 150% of the aggregate number of shares of Common Stock issuable upon the exercise of additional warrants to purchase 8,679,765 shares of Common Stock (the "Series E Warrants") initially issued to institutional investors in a private placement transaction, which closed on October 2, 2025, and such shares of Common Stock being registered herein representing the unexercised portion of such Series E Warrants.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the common stock on The Nasdaq Stock Market LLC on May 5, 2026 ($0.54 per share), in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.